PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details) (Parenthetical) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income/(expenses) [Line items]
Gain from the fair value remeasurement upon the discontinuance of the equity method of the investments	¥ 0	¥ 0	¥ 1,135
Available-for-sale debt investments impairment charges	92	115	906
Tujia and Tujia Offline | Redeemable Preferred Stock
Other income/(expenses) [Line items]
Available-for-sale debt investments impairment charges	¥ 92	¥ 115	¥ 906